Accruals and Other Payables (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Accruals and Other Payables [Abstract]
Revenue recognized			$ 1,120,595	$ 682,149